VARIABLE INTEREST ENTITIES ("VIEs") - Financial Information of Hilli LLC (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance sheet
Current assets	$ 815,564	$ 1,258,506
Current liabilities	(545,780)	(414,412)
Statement of operations
Liquefaction services revenue	298,429	267,740	$ 260,273
Realized and unrealized (loss)/gain on oil and gas derivative instruments	(84,751)	520,997	204,663
Statement of changes in equity
Repurchase and cancellation of treasury shares	216,940
Additional Paid-in Capital
Statement of changes in equity
Repurchase and cancellation of treasury shares	251,249
Non-controlling Interests
Statement of changes in equity
Repurchase and cancellation of treasury shares	(34,309)
Liquefaction services revenue
Statement of operations
Liquefaction services revenue	245,418	213,970	221,020
Hilli LLC | Variable interest entity, primary beneficiary
Balance sheet
Current assets	70,461	105,738
Non-current assets	1,212,922	1,481,722
Current liabilities	(342,480)	(381,131)
Non-current liabilities	(125,094)	(240,146)
Statement of operations
Realized and unrealized (loss)/gain on oil and gas derivative instruments	(84,751)	520,997	204,663
Statement of cash flows
Net debt repayments	(98,242)	(123,554)	(97,056)
Net debt receipts	0	20,640	2,848
Capitalized financing costs	(3,158)	0	0
Cash dividends paid	(23,449)	(55,169)	(33,136)
Reacquisition of common units in Golar Hilli LLC	(100,047)	0	0
Hilli LLC | Variable interest entity, primary beneficiary | Additional Paid-in Capital
Statement of changes in equity
Repurchase and cancellation of treasury shares	(251,249)	0	0
Hilli LLC | Variable interest entity, primary beneficiary | Non-controlling Interests
Statement of changes in equity
Repurchase and cancellation of treasury shares	34,309	0	0
Hilli LLC | Variable interest entity, primary beneficiary | Liquefaction services revenue
Statement of operations
Liquefaction services revenue	$ 245,418	$ 213,970	$ 221,020